Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Contract Property	Dec. 31, 2018 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	$ 2,500,000	$ 1,500,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	18,000	$ 17,000
Loans payable in nonaccrual of interest status	$ 254,000
Loans restructured, subsequently defaulted | Contract	1	0
Loans restructured, subsequently defaulted	$ 200,000
Number of properties acquired | Property	1
Other real estate real estate acquired through foreclosure	$ 99,000	$ 99,000
Mortgage loans in process of foreclosure amount	50,000	57,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	300,000
Loans listed as not rated under risk category, maximum amount	300,000
Loans serviced for others	97,700,000	92,300,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	328,000	281,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained	75,900,000	66,800,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	2,200,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses related to commercial loans	$ 13,000,000	5,000,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses related to commercial loans		$ 5,900,000